Leases - Schedule of maturity Analysis of leases receivable (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receivable	₩ 7,727	₩ 10,307
Unearned finance income	(321)	(244)
Net Investment in the lease	7,406	10,063
6 months or less [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receivable	3,703	3,255
6-12 months [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receivable	946	3,255
1-2 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receivable	787	₩ 3,797
2-5 years [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receivable	₩ 2,291